As filed with the Securities and Exchange Commission on March 15, 2018

File Nos. 033-12113

811-05028

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 312	☒

And
REGISTRATION STATEMENT UNDER THE INVESTMENT	☒
COMPANY ACT OF 1940

Amendment No. 428	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

    It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)	☒	on (April 13, 2018) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485

    If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 312 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 288, which was filed with the Securities and Exchange Commission on January 27, 2017. This Post-Effective Amendment No. 312 is filed solely for the purpose of designating April 13, 2018 as the new effective date of Post-Effective Amendment No. 288, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 289 to the Trust’s Registration Statement, as filed March 29, 2017, Post-Effective Amendment No. 290 to the Trust’s Registration Statement, as filed April 27, 2017, Post-Effective Amendment No. 291 to the Trust’s Registration Statement, as filed May 25, 2017, Post-Effective Amendment No. 293 to the Trust’s Registration Statement, as filed June 7, 2017, Post-Effective Amendment No. 294 to the Trust’s Registration Statement, as filed July 6, 2017, Post-Effective Amendment No. 296 to the Trust’s Registration Statement, as filed August 3, 2017, Post-Effective Amendment No. 299 to the Trust’s Registration Statement, as filed August 31, 2017, Post-Effective Amendment No. 300 to the Trust’s Registration Statement, as filed September 28, 2017, Post-Effective Amendment No. 302 to the Trust’s Registration Statement, as filed October 26, 2017, Post-Effective Amendment No. 305 to the Trust’s Registration Statement, as filed November 22, 2017, Post-Effective Amendment No. 306 to the Trust’s Registration Statement, as filed December 21, 2017, Post-Effective Amendment No. 308 to the Trust’s Registration Statement, as filed January 18, 2018, and Post-Effective Amendment No. 310 to the Trust’s Registration Statement, as filed February 15, 2018. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 312 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 15th day of March, 2018.

PIMCO Funds
(Registrant)

By:
Peter G. Strelow*, President

*, **By:	/s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris**	Trustee	March 15, 2018

George E. Borst**	Trustee	March 15, 2018

Jennifer H. Dunbar**	Trustee	March 15, 2018

Kym M. Hubbard**	Trustee	March 15, 2018

Gary F. Kennedy**	Trustee	March 15, 2018

Peter B. McCarthy**	Trustee	March 15, 2018

Ronald C. Parker**	Trustee	March 15, 2018

Peter G. Strelow*, **	Trustee and President (Principal Executive Officer)	March 15, 2018
Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	March 15, 2018

*, **By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 284 to the Registration Statement No. 33-12113 on May 27, 2016.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 291 to the Registration Statement No. 33-12113 on May 25, 2017.